Related party transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,627,811	€ 1,479,375
Current assets	1,206,162	1,287,636
Non-current liabilities	998,201	853,992
Current liabilities	852,885	1,012,123
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,627,811	1,479,375
Current assets	1,206,162	1,287,636
Non-current liabilities	998,201	853,992
Current liabilities	852,885	1,012,123
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Non-current assets	79,300	80,775
Current assets	53,407	44,128
Non-current liabilities	68,372	90,565
Current liabilities	43,193	24,646
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	14	601
Non-current liabilities	0	0
Current liabilities	844	929
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	14	598
Non-current liabilities	0	0
Current liabilities	780	927
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	0	2
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	3
Non-current liabilities	0	0
Current liabilities	64	0
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Non-current assets	39,222	43,215
Current assets	81	82
Non-current liabilities	33,284	37,320
Current liabilities	8,955	8,503
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Non-current assets	37,357	37,154
Current assets	0	0
Non-current liabilities	33,332	33,245
Current liabilities	5,153	5,291
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	211	0
Non-current liabilities	0	0
Current liabilities	2,319	4,176
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	33	55
Non-current liabilities	0	0
Current liabilities	125	56
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Non-current assets	179	406
Current assets	280	188
Non-current liabilities	0	0
Current liabilities	1,944	2,144
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	2,542	0
Current assets	52,788	43,202
Non-current liabilities	1,756	20,000
Current liabilities	23,254	3,017
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 599	€ 530